Nature of the Organization and Business (Details) - Schedule of Company's major subsidiaries, VIE and subsidiaries of the VIE	12 Months Ended
Apr. 22, 2021
BaiJia Cloud Limited (“BaiJiaYun HK”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	May 6, 2021
Place of Incorporation	Hong Kong
% of Ownership	100
Principal Activities	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	September 6, 2021
Place of Incorporation	PRC
% of Ownership	100
Principal Activities	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 27, 2021
Place of Incorporation	PRC
% of Ownership	100
Principal Activities	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	September 13, 2021
Place of Incorporation	PRC
% of Ownership	100
Principal Activities	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	January 21, 2022
Place of Incorporation	PRC
% of Ownership	100
Principal Activities	Investment holding
BaiJiaYun VIE [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	May 22, 2017
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	August 7, 2017
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	June 13, 2018
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	June 18, 2019
Place of Incorporation	PRC
% of Ownership	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards
Principal Activities	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	April 8, 2019
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 12, 2019
Place of Incorporation	PRC
% of Ownership	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards
Principal Activities	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as “Beijing Haoyu Xingchen Cultural Communication Co., Ltd.”) (“Haoyu Xingchen”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	June 23, 2020
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	January 7, 2021
Place of Incorporation	PRC
% of Ownership	51% owned by VIE
Principal Activities	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	April 13, 2021
Place of Incorporation	PRC
% of Ownership	51% owned by VIE
Principal Activities	Provision of cloud computing services
Chengdu Digital Bird Technology Co., Ltd. (“Chengdu BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	April 8, 2015
Place of Incorporation	PRC
% of Ownership	100% owned by VIE since August 3, 2020, and disposed of in June 2021
Principal Activities	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	December 12, 2018
Place of Incorporation	PRC
% of Ownership	100% owned by VIE since September 15, 2021
Principal Activities	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	November 3, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 22, 2021
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Beijing Deran Technology Co., Ltd. (“Beijing Deran”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	May 29, 2012
Place of Incorporation	PRC
% of Ownership	51% owned by VIE since March 24, 2022
Principal Activities	Provision of cloud computing services